LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating cash flows from operating leases	¥ 16,454	¥ 21,085